Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

24. Subsequent Events

On January 31, 2024, March 1, 2024 and March 18, 2024, the Company granted 177,000 options, 95,989 options and 389,292 restricted shares to its employees, respectively.

Please see Note 10(iii) for subsequent payment for short-term borrowings.